Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details 4 - Textuals) - BRL (R$) R$ in Thousands			12 Months Ended
		Mar. 03, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Indemnification asset	[1]		R$ 203,942	R$ 180,417
Interest rate basis		100% of the DI	CDI
Cogna Group
Disclosure of contingent liabilities [line items]
Indemnification asset			R$ 1,347	1,801
Cogna Group | Somos Sistemas [Member]
Disclosure of contingent liabilities [line items]
Indemnification asset			R$ 203,942	R$ 180,417
Interest rate basis			CDI (Certificates of Interbank Deposits)

[1]	Refers to an indemnification asset of the seller (Cogna) and recognized at the date of the business combination, of the acquisition of Somos, in order to indemnify the Company for all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$203,942 (R$ 180,417 on December 31, 2022). This asset is indexed to CDI (Certificates of Interbank Deposits).